Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 179,703	$ 26,167	¥ 175,292
Accounts receivable, net	239,381	34,856	316,657
Prepaid expenses and other current assets	112,760	16,420	115,170
Amounts due from related parties			1,115
Investment in marketable security	42,126	6,134	40,548
Total current assets	573,970	83,577	648,782
Property and equipment, net	2,492	363	2,735
Intangible assets, net	417,336	60,769	419,055
Goodwill	172,781	25,159	172,781
Long term investment	237,458	34,577	234,176
Long term deposits and other assets	928	135	953
Right-of-use assets	17,479	2,545	19,209
Deferred tax assets	5,187	755	4,337
Total non-current assets	853,661	124,303	853,246
TOTAL ASSETS	1,427,631	207,880	1,502,028
Current liabilities
Bank loan	5,000	728	5,000
Accounts payable	43,435	6,325	116,251
Accrued salary and employee benefits	14,767	2,150	12,428
Accrued expenses and other current liabilities	8,292	1,207	13,264
Current portion of contingent consideration – earn-out liability	8,854	1,289	4,336
Warrant liabilities	2,101	306	166
Income tax payable	17,973	2,617	13,531
Lease liabilities-current	9,229	1,344	7,174
Deferred revenue	88,416	12,874	93,383
Total current liabilities	198,067	28,840	265,533
Non-current liabilities
Deferred tax liabilities	60,881	8,865	61,236
Lease liabilities-non-current	9,826	1,431	12,773
Total non-current liabilities	70,707	10,296	74,009
TOTAL LIABILITIES	268,774	39,136	339,542
Commitments and contingencies Shareholders’ equity*
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022 and March 31,2023, respectively.
Class A ordinary shares	398,773	58,066	396,880
Class B ordinary shares	23,896	3,479	23,896
Shares to be issued	33,923	4,940	33,923
Treasury stocks	(16,482)	(2,400)	(16,482)
Statutory reserves	39,208	5,709	39,208
Retained earnings	661,949	96,387	665,099
Accumulated other comprehensive income	18,083	2,635	18,070
Total shareholders’ equity	1,159,350	168,816	1,160,594
Noncontrolling interest	(493)	(72)	1,892
Total equity	1,158,857	168,744	1,162,486
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,427,631	$ 207,880	¥ 1,502,028